Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Other Liabilities Disclosure [Abstract]
Schedule of Other Current Liabilities
Other current liabilities

	December 31,
($ thousands)	2016	2015

Payable to Italian regulator (Note 18)	179,197	—
Accrued interest payable	165,290	171,486
Employee compensation	158,236	155,753
Accrued expenses	127,092	168,160
Taxes other than income taxes	123,267	112,690
Current financial liabilities	108,915	48,584
Jackpot liabilities	95,574	110,979
Deferred revenue	80,528	57,089
Advance payments from customers	25,473	33,976
Short-term provisions	5,771	19,544
Advance billings	3,331	17,370
Other	24,371	26,955
	1,097,045	922,586

Schedule of Other Non-Current Liabilities
Other non-current liabilities

	December 31,
($ thousands)	2016	2015

Jackpot liabilities	203,468	226,264
Deferred revenue	66,220	38,308
Finance leases	62,142	71,548
Royalties payable	37,681	38,311
Reserve for uncertain tax positions	13,626	29,970
Italian staff severance fund	11,454	11,385
Long-term provisions	8,935	10,888
Contingent liabilities	6,459	6,945
Other	34,571	28,874
	444,556	462,493